Other Financial Assets and Liabilities - Summary of Financial Liabilities at Fair Value Through Profit or Loss (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Derivative financial liabilities	₩ 3	₩ 24,547
K Bank Inc. [Member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	₩ 131,630	₩ 133,293